Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Long-term debt, gross	$ 56,112	$ 57,598
Long-term debt excluding finance lease obligations	55,111	57,099
Finance lease obligations	1,000
Less: net unamortized discount	824	838
Less: net unamortized debt issuance costs	168	154
Add: fair value adjustment	(176)	(60)
Total	54,943	56,546
Less: current maturities	5,059	6,425
Total long-term debt (excluding current portion)	49,884	50,121
U.S. dollar
Borrowings
Long-term debt, gross	35,813	35,317
Euro
Borrowings
Long-term debt, gross	17,340	19,335
Maturing 2024 | U.S. dollar
Borrowings
Long-term debt, gross	$ 0	5,003
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2024 | Euro
Borrowings
Long-term debt, gross	$ 0	829
Debt instrument, weighted-average interest rate (as a percent)	1.10%
Maturing 2025 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,601	1,601
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2025 | Euro
Borrowings
Long-term debt, gross	$ 3,106	3,315
Debt instrument, weighted-average interest rate (as a percent)	1.60%
Maturing 2026 | U.S. dollar
Borrowings
Long-term debt, gross	$ 5,800	5,201
Debt instrument, weighted-average interest rate (as a percent)	3.70%
Maturing 2027 | U.S. dollar
Borrowings
Long-term debt, gross	$ 4,119	3,619
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | Euro
Borrowings
Long-term debt, gross	$ 2,071	2,210
Debt instrument, weighted-average interest rate (as a percent)	2.30%
Maturing 2028 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,313	1,313
Debt instrument, weighted-average interest rate (as a percent)	5.00%
Maturing 2028 | Euro
Borrowings
Long-term debt, gross	$ 1,863	1,989
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2029 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,750	3,250
Debt instrument, weighted-average interest rate (as a percent)	3.60%
Maturing 2029 | Euro
Borrowings
Long-term debt, gross	$ 1,035	1,105
Debt instrument, weighted-average interest rate (as a percent)	1.50%
Maturing 2030 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,350	1,350
Debt instrument, weighted-average interest rate (as a percent)	2.00%
Maturing 2030 | Euro
Borrowings
Long-term debt, gross	$ 1,035	1,105
Debt instrument, weighted-average interest rate (as a percent)	0.90%
Maturing 2031 | U.S. dollar
Borrowings
Long-term debt, gross	$ 500	0
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2031 | Euro
Borrowings
Long-term debt, gross	$ 2,588	2,762
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Maturing 2032 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,850	1,850
Debt instrument, weighted-average interest rate (as a percent)	4.40%
Maturing 2032 | Euro
Borrowings
Long-term debt, gross	$ 1,656	1,768
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2033 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2034 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,000	0
Debt instrument, weighted-average interest rate (as a percent)	4.90%
Maturing 2034 | Euro
Borrowings
Long-term debt, gross	$ 1,035	1,105
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Maturing 2035 | Euro
Borrowings
Long-term debt, gross	$ 1,035	1,105
Debt instrument, weighted-average interest rate (as a percent)	3.80%
Maturing 2038 | U.S. dollar
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2038 | Pound sterling
Borrowings
Long-term debt, gross	$ 939	955
Debt instrument, weighted-average interest rate (as a percent)	4.90%
Maturing 2039 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2040 | Euro
Borrowings
Long-term debt, gross	$ 880	939
Debt instrument, weighted-average interest rate (as a percent)	1.20%
Maturing 2042 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2043 | Euro
Borrowings
Long-term debt, gross	$ 1,035	1,105
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2044 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,000	0
Debt instrument, weighted-average interest rate (as a percent)	5.30%
Maturing 2045 | U.S. dollar
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2052 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,400	1,400
Debt instrument, weighted-average interest rate (as a percent)	4.20%
Maturing 2053 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2054 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,400	0
Debt instrument, weighted-average interest rate (as a percent)	5.30%
Maturing 2096 | U.S. dollar
Borrowings
Long-term debt, gross	$ 316	316
Debt instrument, weighted-average interest rate (as a percent)	7.10%
Maturing 2026-2028 | Japanese yen
Borrowings
Long-term debt, gross	$ 808	1,251
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2025-2027 | Other currencies
Borrowings
Long-term debt, gross	$ 212	241
Debt instrument, weighted-average interest rate (as a percent)	13.80%
Finance Lease Obligations Maturing 2025-2034
Borrowings
Finance lease obligations	$ 1,000	$ 499
Finance lease obligations, interest rate (as a percent)	5.00%